Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events

Note 17—Subsequent Events

The Company follows the guidance in ASC Topic 855, Subsequent Events (“ASC 855”), which provides guidance to establish general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ASC 855 sets forth (i) the period after the balance sheet date during which management of a reporting entity evaluates events or transactions that may occur for potential recognition or disclosure in the financial statements, (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. Pursuant to ASC Topic 855, the Company’s management has evaluated subsequent events through the date that the condensed consolidated financial statements were available to be issued on February 7, 2013, and noted no subsequent events, other than as described below, that would require disclosure in or adjustment to the condensed consolidated financial statements.

Paulson Stock Issuance

On October 12, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) between the Company and WLH Recovery Acquisition LLC, a Delaware limited liability company and investment vehicle managed by affiliates of Paulson & Co. Inc. (“Paulson”), pursuant to which, the Company issued to Paulson (i) 15,238,095 shares of the Company’s Class A Common Stock, for $16,000,000 in cash and (ii) 12,173,913 shares of the Company’s Convertible Preferred Stock, for $14,000,000 in cash, for an aggregate purchase price of $30,000,000 (the “Paulson Transaction”). The issuance of the $14,000,000 in convertible preferred stock will reduce net income available to common shareholders by the amount of the preferred dividend, which is 4% cash and 2% PIK, or approximately $840,000 per year.

In connection with the Paulson Transaction, the Company also amended (i) its Class A Common Stock Registration Rights Agreement and Convertible Preferred Stock and Class C Common Stock Registration Rights Agreement to include in such agreements the shares issued to Paulson so that Paulson may become a party to such agreements with equal rights, benefits and obligations as the other stockholders who are parties thereto, and (ii) its Amended and Restated Certificate of Incorporation (the “Charter”) and Amended and Restated Bylaws to (a) increase the size of the Company’s board of directors (the “Board”) from seven to eight members, up to and until the Conversion Date (as defined in the Charter), (b) provide the holders of Class A Common Stock the right to elect the director to fill the newly created Board seat, (c) revise the definition of “Convertible Preferred Original Issue Price” to equal the price per share at which shares of Convertible Preferred Stock are issued and (d) incorporate various clarifying and conforming changes.

Equity Grants Under the Company’s 2012 Equity Incentive Plan

On October 1, 2012, the Company approved the grant of an aggregate of 3,120,000 restricted shares of Class D common stock of the Company (the “Restricted Stock”), and an aggregate of 4,757,303 options to purchase shares of Class D common stock of the Company, of which 1,115,303 represent “five-year” options and 3,642,000 represent “ten-year” options (collectively, the five-year and ten-year options are the “Options”) to certain officers of California Lyon. The five-year options are subject to mandatory exercise upon the earlier of an initial public offering of the Company (the “IPO”) or five years, provided, that if the IPO occurs prior to the applicable vesting date of the options, such options will be exercised upon the applicable vesting date. The five-year options and ten-year options will be incentive stock options to the maximum extent permitted by law. Each of the restricted stock and option awards vests as follows: 50% of the shares and options vested on October 1, 2012, the date of grant, with the remaining 50% of the shares and options vesting in three equal installments on each of December 31, 2012, 2013 and 2014, subject to the executive’s continued employment through the applicable vesting date and accelerated vesting as set forth in the applicable award agreement. Also on October 1, 2012, the Company granted 313,500 shares of Restricted Stock to its non-employee directors, which were fully vested on the date of grant. The Restricted Stock and Option grants were subject to the approval by the Company’s stockholders of the Company’s 2012 Equity Incentive Plan (the “2012 Plan”), which approval was obtained on October 10, 2012. On December 5, 2012, the Company cancelled Mr. Redleaf’s grant of 57,000 shares of Restricted Stock and in lieu thereof granted him a cash award with the equivalent value of $59,850 in respect of Mr. Redleaf’s services as a non-employee director. In conjunction with the issuance of the equity grants in October 2012, the Company expects to record compensation expense of approximately $3.3 million to $3.7 million in the fourth quarter of 2012 and approximately $0.8 million to $1.0 million per year thereafter.

Awards under the 2012 Plan may be granted to the Company’s senior management employees, senior project managers, key employees, consultants, non-employee directors or individuals who hold such positions with certain of the Company’s subsidiaries. The 2012 Plan authorizes awards of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, deferred stock awards, deferred stock unit awards, dividend equivalent awards, stock payment awards and performance awards and other stock-based awards (collectively, the “Awards”). Subject to the adjustment provisions in the 2012 Plan, the maximum aggregate number of shares with respect to one or more Awards that may be granted to any one participant during any calendar year will be 5,000,000, and the maximum aggregate amount of cash that may be paid in cash to any one participant during any calendar year with respect to one or more Awards settled in cash will be $5,000,000. 13,699,565 shares of the Company’s Class D common stock have been reserved for issuance under the 2012 Plan. Upon the “Conversion Date,” as defined in the Company’s Amended and Restated Certificate of Incorporation, all shares of the Company’s Class D common stock will convert into shares of Class A common stock without any further action by the Company or the 2012 Plan participants.

Senior Notes Offering

On November 8, 2012 California Lyon issued $325 million principal amount of its 8.5% Senior Notes due 2020 (the “New Notes”). The New Notes were issued at 100% of their aggregate principal amount. The Company used the net proceeds from the sale of the New Notes, together with cash on hand, to refinance the Company’s (i) $235 million 10.25% Senior Secured Term Loan due 2015, (ii) approximately $76 million in aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, (iii) approximately $11 million in principal amount of project related debt, and (iv) to pay accrued and unpaid interest thereon. The issuance of the New Notes will reduce the amount of interest incurred by the Company by approximately $6.4 million annually.

Village Homes Acquisition

On December 7, 2012 the Company acquired various entities which operate under the Village Homes name in the Denver metro area, Fort Collins, and Granby, Colorado markets. Village Homes immediately began operating as a division of the Company, as its Colorado segment. The Village Homes brand was established in 1984 and has been a leading developer and builder of move-up homes, selling more than 10,000 homes in the Denver area over the past 25 years. At the time of acquisition, Village Homes had five actively selling communities, and owned and controlled over 700 residential lots. At the time of acquisition Village Homes’ backlog of homes sold, but not yet closed, was approximately $34 million. Its average home selling price for 2012 year-to-date was approximately $380,000.

Note 13—Subsequent Events

As described in Note 2, the Company emerged from bankruptcy on February 24, 2012. The impact of the bankruptcy is outlined in that Note, which addresses, among other things, new equity, restricted debt, accounting policy for the reorganization period and the impact of the bankruptcy on the December 31, 2011 financial statements and the application of Fresh Start Accounting after year end. Additional information related to the Senior Secured Term Loan and the Senior Notes is outlined in Note 7.

The Company follows the guidance in ASC Topic 855, Subsequent Events (“ASC 855”), which provides guidance to establish general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ASC 855 sets forth (i) the period after the balance sheet date during which management of a reporting entity evaluates events or transactions that may occur for potential recognition or disclosure in the financial statements, (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. Pursuant to ASC Topic 855, the Company’s management has evaluated subsequent events through the date that the consolidated financial statements were available to be issued on January 21, 2013, and noted no subsequent events other than as described below, that would require disclosure in or adjustment to the consolidated financial statements.

Subsequent to year end modifications to other debt instruments and equity were as follows:

Notes Payable and Senior Subordinated Notes

Amended Term Loan (Successor)

At September 30, 2012, the amount outstanding under the Company’s Amended Senior Secured Term Loan was $235 million (the “Amended Term Loan”). See below under the heading “Senior Notes Offering” for further discussion regarding the Company’s November 2012 debt refinancing activities, which include prepayment of all amounts due and outstanding under the Amended Term Loan.

Senior Subordinated Notes

At September 30, 2012, the outstanding principal amount of California Lyon’s 12% Senior Subordinated Secured Notes due 2017 (the “Notes”) was $75.9 million. See below under the heading “Senior Notes Offering” for further discussion regarding the Company’s November 2012 debt refinancing activities, which include a tender offer for, and the ultimate redemption of, any and all outstanding Notes by December 10, 2012.

Construction Notes Payable

At December 31, 2011, the Company had two construction notes payable totaling $16.0 million. One of the notes totaling $9.0 million matured in January 2012, with interest at rates based on either LIBOR or prime with an interest rate floor of 6.5%. However, in conjunction with the Plan, the construction note payable was renegotiated to mature January 2013 with an option to extend for one year to December 2013. Interest on the note is paid monthly at a rate based on LIBOR or prime, with a floor of 5.5%, and the principal is repaid ratably in quarterly installments, beginning March 31, 2012 and continuing through maturity. At September 30, 2012, the outstanding principal balance was $5.6 million.

The other construction note had a remaining balance at December 31, 2011 of $7.0 million, and was not renegotiated in conjunction with the Plan. The note will mature in May 2015. The loan pays interest monthly at a fixed rate of 10.0%, with quarterly principal payments of $500,000. During 2011, the Company paid $2.0 million in principal towards this loan. As part of the Company’s adoption of ASC 852, the loan was valued at $6.3 million as of February 24, 2012, the date of the confirmation of the Plan. At September 30, 2012, the outstanding principal balance was $5.3 million.

See below under the heading “Senior Notes Offering” for further discussion regarding the Company’s November 2012 debt refinancing activities, which include payment in full of the amounts outstanding under these two construction notes.

Land Acquisition Note Payable

In October 2011, the Company secured an acquisition note payable in conjunction with the acquisition of a parcel of land in Northern California. The acquisition price of the land was $56.0 million, and the loan was for $55.0 million. The note was scheduled to mature in October 2012, and carried an interest rate of 1.5% per month, which was paid monthly on the loan. As part of the Company’s adoption of ASC 852, Reorganizations, the loan was valued at $56.3 million as of February 24, 2012, the confirmation date of the plan. In May 2012, the Company sold the parcel of land and repaid the note in full.

Seller Financing

At December 31, 2011, the Company had $3.0 million of notes payable outstanding related to a land acquisition for which seller financing was provided. The note bore interest at 7% and matured in March 2012. Interest is calculated on the principal balance outstanding and is accrued and paid to the seller at the time each residential unit is closed. In addition, the Company makes an annual interest payment on the outstanding principal balance related to any remaining residential units. In March 2012, the seller note was paid in full.

DIP Credit Agreement

Effective as of December 19, 2011, California Lyon entered into that certain Debtor-In-Possession (DIP) Credit Agreement which provided the Company with a debtor-in-possession facility during the Chapter 11 Cases. The DIP loan was for a maximum of $30.0 million, and had a stated interest rate of 10.25%. As of December 31, 2011, there were no outstanding amounts under the DIP agreement. In January 2012, the Company borrowed $5.0 million under the facility, which was repaid in full upon confirmation of the Plan on February 24, 2012.

Redeemable Convertible Preferred Stock

Preferred Stock

As of September 30, 2012, there were 64,831,831 shares of Convertible Preferred Stock, $0.01 par value per share, or the “Convertible Preferred Stock”, outstanding, which, in connection with the Plan, was issued in exchange for aggregate cash consideration of $50.0 million. In conjunction with the application of fresh start accounting, the value of the Convertible Preferred Stock is $56.4 million. Our Second Amended and Restated Certificate of Incorporation (the “Charter”) authorizes the issuance of up to 80,000,000 shares of preferred stock, in one or more series and with such rights, preferences, privileges and restrictions, including voting rights, redemption provisions (including sinking fund provisions), dividend rights, dividend rates, liquidation rates, liquidation preferences and conversion rights, as our board of directors may determine without further action by the holders of common stock. See below under the heading “Paulson Transaction” for a discussion regarding the Company’s issuance of additional Convertible Preferred Stock on October 12, 2012.

Upon the occurrence of the Conversion Date, each share of Convertible Preferred Stock will automatically convert into such number of fully paid and non-assessable shares of Class A Common Stock as is determined by dividing the Convertible Preferred Original Issue Price (as defined in the Charter) by the then Convertible Preferred Conversion Price (as defined in the Charter). At September 30, 2012, the then applicable Convertible Preferred Conversion Price was equal to the Convertible Preferred Original Issue Price. In connection with any such conversion, the Company will also pay (i) any accrued but unpaid Convertible Preferred Dividends on any shares of Convertible Preferred Stock being converted (including, without limitation, any accreting dividends not previously paid), which amounts will be paid in cash out of funds legally available therefore if such payment would not violate any covenants imposed by agreements entered into in good faith governing the indebtedness of the Company and its subsidiaries, or, to the extent not so permitted or so available, in shares of Class A Common Stock, based on the fair market value of such common stock at such time, and (ii) in cash, the value of any fractional share of Class A Common Stock otherwise issuable to any such Convertible Preferred Stockholder.

Dividends

Holders of our Convertible Preferred Stock are entitled to receive cumulative dividends at a rate of 6% per annum consisting of (i) cash dividends at the rate of 4% paid quarterly in arrears, and (ii) accreting dividends accruing at the rate of 2% per annum. With the exception of the dividends to be paid out to holders of our Convertible Preferred Stock, the Company does not intend to declare or pay cash dividends in the foreseeable future. Any determination to pay dividends to holders of our common stock will be at the discretion of our board of directors. The payment of cash dividends is restricted under the terms of our Amended and Restated Senior Secured Term Loan Agreement and the indenture governing the Notes.

Common Stock

As of September 30, 2012, the Company had 102,368,169 shares of common stock outstanding.

Plan

In conjunction with the Plan as discussed in Notes 2, 3 and 4, the Company issued the following shares of common stock: (i) 44,793,255 shares of Class A Common Stock, $0.01 par value per share, in exchange for old senior notes claims, as described above, (ii) 31,464,548 shares of Class B, $0.01 par value per share, in exchange for aggregate consideration of $25 million, and a warrant to purchase 15,737,294 shares of Class B Common Stock, at $2.07 per share, (iii) 12,966,366 shares of Class C Common Stock, $0.01 par value per share, in exchange for cash consideration of $10.0 million, and (iv) the issuance of an additional 3,144,000 shares of Class C Common Stock pursuant to an agreement with certain selling stockholders to backstop the offering of shares of Class C Common Stock and shares of Convertible Preferred Stock in connection with the Plan.

Land Purchase

On June 28, 2012, the Company consummated the purchase of certain real property (comprising of approximately 165 acres) in San Diego County, California; San Bernardino County, California; Maricopa County, Arizona; and Clark County, Nevada, representing seven separate residential for sale developments, comprising of over 1,000 lots. The aggregate purchase price of the property was $21,500,000. The Company paid $11,000,000 cash, and issued 10,000,000 shares of Class A Common Stock, to investment vehicles managed by affiliates of Colony Capital, LLC as consideration for the property.

Conversion and Other Rights

Upon the occurrence of the Conversion Date, each share of Class C Common Stock will automatically convert into one share of Class A Common Stock, and each share of Class B Common Stock will automatically convert into one share of Class A Common Stock, if a majority of the shares of Class B Common Stock then outstanding vote in favor of such conversion. If, at any time (whether before, on or after the Conversion Date), any share of Class B Common Stock is not owned, beneficially or of record, by either General William Lyon or William H. Lyon, their sibling, spouses and lineal descendants, any entities wholly owned by one or more of the foregoing persons, or any trusts or other estate planning vehicles for the benefit of any of the foregoing, then such share of Class B Common Stock will automatically convert into one share of Class A Common Stock.

All of the Company’s outstanding shares of common stock have been validly issued and fully paid and are non-assessable. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of the holders of preferred stock. Holders of the Company’s common stock have no preference, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Company’s securities. In conjunction with the adoption of fresh start accounting, the Company allocated the fair market value of the common stock of $44.1 million as of February 24, 2012.

Warrants

In conjunction with the Plan, the holders of Class B Common Stock also acquired a warrant to purchase 15,737,294 shares of Class B Common Stock at an exercise price of $2.07 per share. The expiration date of the Class B Warrant is February 24, 2017.

Paulson Transaction

On October 12, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) between the Company and WLH Recovery Acquisition LLC, a Delaware limited liability company and investment vehicle managed by affiliates of Paulson & Co. Inc. (“Paulson”), pursuant to which, the Company issued to Paulson (i) 15,238,095 shares of the Company’s Class A Common Stock for $16,000,000 in cash and (ii) 12,173,913 shares of the Company’s Convertible Preferred Stock for $14,000,000 in cash, for an aggregate purchase price of $30,000,000. As of January 21, 2013, Paulson currently holds approximately 10.5% of the total voting power of Parent’s outstanding capital stock.

Equity Grants Under the Company’s 2012 Equity Incentive Plan

On October 1, 2012, the Company approved the grant of an aggregate of 3,120,000 restricted shares of Class D common stock of the Company (the “Restricted Stock”), and an aggregate of 4,757,303 options to purchase shares of Class D common stock of the Company, of which 1,115,303 represent “five-year” options and 3,642,000 represent “ten-year” options (collectively, the “Options”) to certain officers of California Lyon. The five-year options are subject to mandatory exercise upon the earlier of an initial public offering of the Company (the “IPO”) or five years, provided, that if the IPO occurs prior to the applicable vesting date of the options, such options will be exercised upon the applicable vesting date. The five-year options and ten-year options will be incentive stock options to the maximum extent permitted by law. Each of the restricted stock and option awards vests as follows: 50% of the shares and options vested on October 1, 2012, the date of grant, with the remaining 50% of the shares and options vesting in three equal installments on each of December 31, 2012, 2013 and 2014, subject to the executive’s continued employment through the applicable vesting date and accelerated vesting as set forth in the applicable award agreement. Also on October 1, 2012, the Company granted 313,500 shares of Restricted Stock to its non-employee directors, which were fully vested on the date of grant. The Restricted Stock and Option grants were subject to the approval by the Company’s stockholders of the Company’s 2012 Equity Incentive Plan, which approval was obtained on October 10, 2012. On December 5, 2012, the Company cancelled Mr. Redleaf’s grant of 57,000 shares of Restricted Stock and in lieu thereof granted him a cash award with the equivalent value of $59,850 in respect of Mr. Redleaf’s services as a non-employee director.

Other

Land Sale

On May 3, 2012, the Company consummated the sale of a 27-acre parcel in Palo Alto and Mountain View, California, known as the former Mayfield Mall for a sales price of $90.0 million.

Senior Notes Offering

On November 8, 2012, California Lyon issued $325 million principal amount of its 8.5% Senior Notes due 2020 (the “New Notes”). The New Notes were issued at 100% of their aggregate principal amount. The Company used the net proceeds from the sale of the New Notes, together with cash on hand, to refinance the Company’s (i) $235 million 10.25% Senior Secured Term Loan due 2015, (ii) approximately $76 million in aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, (iii) approximately $11 million in principal amount of project related debt, and (iv) to pay accrued and unpaid interest thereon. The issuance of the New Notes will reduce the amount of interest incurred by the Company by approximately $6.4 million annually.

Village Homes Acquisition

The Company acquired various entities which operate under the Village Homes name in the Denver metro area, Fort Collins, and Granby, Colorado markets on December 7, 2012. Village Homes immediately began operating as a division of the Company, as its Colorado segment. The Village Homes brand was established in 1984 and has been a leading developer and builder of move-up homes, selling more than 10,000 homes in the Denver area over the past 25 years. At the time of acquisition, Village Homes had five actively selling communities, and owned and controlled over 700 residential lots. At the time of acquisition Village Homes’ backlog of homes sold, but not yet closed, was approximately $34 million. Its average home selling price for 2012 year-to-date was approximately $380,000.